Cash and Cash Equivalents - Cash and Cash Equivalents by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 6,928	¥ 6,826	[1]	¥ 4,152	¥ 4,560
RMB [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	6,281	4,377
USD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	267	2,038
EURO [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	53	71
JPY [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	22	27
Hong Kong Dollars [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	22	123
Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	145	¥ 190
AUD [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 138

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).